SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue Recognition (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 6,311,725	$ 1,772,502	$ 6,959,372
Commission service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	96,332	82,054	0
Recommendation service
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	0	0	3,754,738
Interest income
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 215,393	$ 1,690,448	$ 3,043,096